OTHER INFORMATION - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2014 USD ($) tranche	Dec. 31, 2020 $ / shares
Disclosure of other information [Line Items]
Contractual capital commitments	$ 2,800	$ 3,700
Insurance for Damage and Business Interruption Costs	4,000
Subsidiary preferred equity units	1,605	1,585
Interest costs capitalised	$ 508	$ 387
Brookfield Property Partners L.P. [Member]
Disclosure of other information [Line Items]
Subsidiary preferred equity units			$ 1,800
Number of tranches | tranche			3
Exchangeable price of BPY preferred units issued to QIA | $ / shares	$ 25.70			$ 25.70
Brookfield Property Partners L.P. [Member] | 2021
Disclosure of other information [Line Items]
Subsidiary preferred equity units	$ 600		$ 600